Operating Segment Information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Operating Segment Information
4.	OPERATING SEGMENT INFORMATION
For management purposes, the Group is organised into business units based on their products and services and has three reportable operating segments as follows:

(a)
The investment banking segment assists customers in raising funds through equity and debt financing, providing underwriting for initial public offerings (“IPOs”), private placements and debt issuances and providing financial advisory services (including but not limited to domestic and cross border advisory services for merger and acquisitions).

(b)
The asset management segment provides a wide range of asset management products and services, including in relation to listed equity, fixed income securities, hedge funds, structured products, foreign exchange, private equities, alternative investments, discretionary account services, investment advisory services and external asset management services.

(c)	The strategic investment segment engages in proprietary investments and management of investment portfolio in Hong Kong and China.
Management monitors the results of the Group’s operating segments separately for the purpose of making decisions about resources allocation and performance assessment. Segment performance is evaluated based on reportable segment result, which is a measure of profit before tax from operations. The profit before tax from operations is measured after allocation of ECL, attributable costs of specialized staff, commission paid to asset management segment and finance costs to strategic investment segment consistently with the Group’s profit before tax from operations. Net fair value change on derivative financial liability, other income and corporate expenses such as staff costs not directly attributable to segment, office rental and administrative expenses are excluded from such measurement.
Segment assets exclude property, plant and equipment, amounts due from immediate holding company, prepayments, deposits and other receivables, cash and bank balances and other unallocated head office and corporate assets as these assets are managed on a group basis.
Segment liabilities exclude tax payable, deferred tax liabilities, convertible bond, derivative financial liability, bank borrowings and other unallocated head office and corporate liabilities as these liabilities are managed on a group basis.
Segment revenue and results
For the year ended December
 31, 2018

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Segment revenue (Note 5)
Revenue
—from contracts with customers	288,591,129	78,946,986	—	367,538,115
—others	—	—	355,688,019	355,688,019
Intersegment	—	172,809	—	172,809

	288,591,129	79,119,795	355,688,019	723,398,943
Reconciliation
Intersegment				(172,809)

				723,226,134

Segment results	254,901,096	57,385,943	350,306,996	662,594,035

Unallocated other income				15,372,350
Unallocated finance costs				(3,666,040)
Corporate and other unallocated expenses				(65,335,119)

Profit before tax				608,965,226

Other segment information
Depreciation				334,841
Capital expenditure				14,214

For the year ended December 31, 2019

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$
Segment revenue (Note 5)
Revenue
—from contracts with customers	455,955,912	124,050,364	—	580,006,276
—others	—	—	624,167,735	624,167,735

	455,955,912	124,050,364	624,167,735	1,204,174,011
Segment results	413,354,182	109,182,198	624,167,734	1,146,704,114

Unallocated other income				22,088,780
Unallocated finance costs				(27,705,955)
Corporate and other unallocated expenses				(151,832,967)

Profit before tax				989,253,972

Other segment information
Depreciation				113,919
Capital expenditure				13,710

For the year ended December 31, 2020

	Investment banking	Asset management	Strategic investment	Total
	HK$	HK$	HK$	HK$

Segment revenue (Note 5)
Revenue
—from contracts with customers	376,324,880	230,938,245	—	607,263,125
—others	—	—	511,277,048	511,277,048

	376,324,880	230,938,245	511,277,048	1,118,540,173
Segment results	339,933,098	225,338,122	511,277,048	1,076,548,268

Unallocated other income				111,867,468
Unallocated finance costs				(21,510,079)
Unallocated net changes in fair value on derivative financial liability				7,765,148
Corporate and other unallocated expenses				(173,250,588)

Profit before tax				1,001,420,217

Other segment information
Depreciation				30,374
Capital expenditure				110,734

Segment assets and liabilities

	December 31,
	2019	2020
	HK$	HK$
Segment assets
Investment banking	64,813,018	21,976,920
Asset management	539,713,339	265,452,001
Strategic investments	2,894,217,916	3,280,242,681

Total segment assets	3,498,744,273	3,567,671,602
Unallocated corporate assets	4,771,948,379	6,958,618,685

Total assets	8,270,692,652	10,526,290,287

Segment liabilities
Asset management	492,039,337	249,257,201
Strategic investments	317,722,439	—

Total segment liabilities	809,761,776	249,257,201
Unallocated corporate liabilities	632,435,932	552,857,491

Total liabilities	1,442,197,708	802,114,692

Geographical information
The following table sets forth the Group’s revenue from contracts with customer by geographical areas based on the location of the customers:
For the year ended December
 31, 2018

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	128,880,466	39,451,207	168,331,673
Mainland China	158,780,244	36,615,872	195,396,116
Others	930,419	2,879,907	3,810,326

	288,591,129	78,946,986	367,538,115

For the year ended December
 31, 2019

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	118,086,900	21,441,042	139,527,942
Mainland China	300,078,498	92,797,260	392,875,758
United States	30,342,514	3,229,613	33,572,127
Others	7,448,000	6,582,449	14,030,449

	455,955,912	124,050,364	580,006,276

For the year ended December 31, 2020

	Investment banking	Asset management	Total
	HK$	HK$	HK$
Hong Kong	212,766,711	21,836,318	234,603,029
Mainland China	163,447,101	192,391,853	355,838,954
Others	111,068	16,710,074	16,821,142

	376,324,880	230,938,245	607,263,125

The Group’s revenue is derived solely from its operations in Hong Kong based on the location in which contracts were executed and services were rendered.
As of December 31, 2019 and 2020,
non-current
assets, for the purpose of geographical information, consisting of property, plant and equipment and intangible assets, were all located in Hong Kong.
Information about major customers
During the year ended December 31, 2018, 2019 and 2020, no revenue derived from a single customer accounted for 10% or more of the total revenue of the Group.